WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 34.7%
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	2.300%	6/1/27	90,000	$91,981
AT&T Inc., Senior Notes	1.650%	2/1/28	90,000	87,189
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	47,557
AT&T Inc., Senior Notes	3.100%	2/1/43	130,000	121,298
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	20,778
AT&T Inc., Senior Notes	3.550%	9/15/55	57,000	52,161	(a)
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	50,000	54,233
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	20,000	19,573
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	30,000	30,002
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	10,700
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	40,000	40,168
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	42,189
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	55,874
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	140,000	139,873
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	340,000	394,917
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	37,820
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	150,000	137,078
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	75,000	66,659

Total Diversified Telecommunication Services				1,450,050

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,665
Alphabet Inc., Senior Notes	0.800%	8/15/27	30,000	28,725
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	27,577

Total Interactive Media & Services				75,967

Media - 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	250,000	264,329	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,192	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	450,000	455,625	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	306,085
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	114,942

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	1

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	148,000	$146,059
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	100,000	117,865
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	60,000	72,944
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	21,454
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	21,711
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	54,510
Comcast Corp., Senior Notes	4.150%	10/15/28	45,000	51,499
Comcast Corp., Senior Notes	4.250%	10/15/30	90,000	103,413
DISH DBS Corp., Senior Notes	5.875%	11/15/24	540,000	564,743

Total Media				2,305,371

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	210,250	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	320,000	473,200
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	22,860
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	10,072
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	40,000	38,841
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	30,000	28,995
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	40,300
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	210,000	226,565	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	10,932	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	40,000	39,187	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	80,000	91,875

Total Wireless Telecommunication Services				1,193,077

TOTAL COMMUNICATION SERVICES				5,024,465

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 1.2%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000	202,690
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	500,000	508,500
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	21,717
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	152,868
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	12,689

See Notes to Schedule of Investments.

2	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	$211,866	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	261,005	(a)

Total Automobiles				1,371,335

Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	163,800
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,000	11,021
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	10,963
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	55,345
McDonald’s Corp., Senior Notes	4.450%	9/1/48	100,000	116,615
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	250,000	252,500	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	223,698
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	700,000	724,500	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	39,515	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	209,060	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	490,000	531,202	(a)

Total Hotels, Restaurants & Leisure				2,338,219

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	43,511
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	20,000	25,242

Total Household Durables				68,753

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	1.500%	6/3/30	30,000	28,586
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	57,289
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	105,335
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	175,655	(a)

Total Internet & Direct Marketing Retail				366,865

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	31,274
Home Depot Inc., Senior Notes	3.350%	4/15/50	90,000	93,341
Target Corp., Senior Notes	2.250%	4/15/25	50,000	52,386
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	20,000	21,803
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	10,000	11,134

Total Specialty Retail				209,938

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	3

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc., Senior Notes	2.750%	3/27/27	50,000	$53,280
William Carter Co., Senior Notes	5.500%	5/15/25	255,000	271,969	(a)

Total Textiles, Apparel & Luxury Goods				325,249

TOTAL CONSUMER DISCRETIONARY				4,680,359

CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	90,000	98,954
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	50,000	55,724
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	20,000	21,659
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	33,695
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	80,000	90,769
Coca-Cola Co., Senior Notes	3.375%	3/25/27	30,000	33,129
Coca-Cola Co., Senior Notes	1.450%	6/1/27	50,000	49,733
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	51,462
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,531
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	63,819
PepsiCo Inc., Senior Notes	1.625%	5/1/30	40,000	38,239

Total Beverages				547,714

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	3.400%	6/26/23	20,000	21,332
Walmart Inc., Senior Notes	3.550%	6/26/25	10,000	11,025
Walmart Inc., Senior Notes	3.050%	7/8/26	10,000	10,866
Walmart Inc., Senior Notes	3.700%	6/26/28	70,000	78,728

Total Food & Staples Retailing				121,951

Food Products - 0.7%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	9,912
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	11,009
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	22,508
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	260,000	300,704
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	52,269
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	33,648
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	190,000	232,598
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	21,151	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	70,000	74,774	(a)

See Notes to Schedule of Investments.

4	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	$10,682	(b)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	90,000	90,981

Total Food Products				860,236

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	10,772
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	32,291

Total Household Products				43,063

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	10,000	10,366
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	11,656
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	29,108
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	286,371
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	4,873
BAT Capital Corp., Senior Notes	3.557%	8/15/27	70,000	74,516
BAT Capital Corp., Senior Notes	3.734%	9/25/40	80,000	76,166
BAT Capital Corp., Senior Notes	4.540%	8/15/47	100,000	100,689
Cargill Inc., Senior Notes	1.375%	7/23/23	40,000	40,822	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	144,513
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	30,438
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	30,000	28,943

Total Tobacco				838,461

TOTAL CONSUMER STAPLES				2,411,425

ENERGY - 5.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,199

Oil, Gas & Consumable Fuels - 5.3%
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	10,848
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	21,745
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	100,000	111,231
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	80,000	87,724
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	20,000	21,800
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	100,000	100,990	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	30,000	31,156	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	50,000	51,020
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	10,224

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	5

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp., Senior Notes	2.236%	5/11/30	60,000	$59,699
Chevron USA Inc., Senior Notes	6.000%	3/1/41	30,000	41,605
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	110,000	119,750
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	140,000	154,948
ConocoPhillips, Senior Notes	3.750%	10/1/27	20,000	22,099	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	120,000	136,028	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	90,000	104,942
Devon Energy Corp., Senior Notes	5.000%	6/15/45	280,000	305,973
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	70,000	73,818
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	31,618
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	10,378
Ecopetrol SA, Senior Notes	5.875%	5/28/45	190,000	202,730
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	40,000	38,200	(c)(d)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	72,843
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	10,000	11,191
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	10,000	11,383
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	100,000	103,097
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	58,690
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	80,000	82,740
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	70,000	78,870
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	80,000	82,598
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	200,000	196,900
EOG Resources Inc., Senior Notes	4.375%	4/15/30	100,000	114,802
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	75,610
EOG Resources Inc., Senior Notes	4.950%	4/15/50	10,000	12,199
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	130,000	139,912	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	60,000	60,991
EQT Corp., Senior Notes	3.900%	10/1/27	285,000	290,700
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	50,000	53,579
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	43,431
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	140,000	141,379
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	110,000	122,988
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	23,916
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	22,608

See Notes to Schedule of Investments.

6	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	$57,099
MPLX LP, Senior Notes	4.875%	6/1/25	90,000	101,371
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	68,801
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	109,245
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	11,748
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	150,000	148,356
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	80,000	75,064
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	117,161
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	48,756
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	83,627
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,587	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	610,000	665,516
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	10,000	9,818
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	56,725
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	69,300
Shell International Finance BV, Senior Notes	4.375%	5/11/45	50,000	58,529
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	33,459
Shell International Finance BV, Senior Notes	3.250%	4/6/50	20,000	19,595
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	22,034
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	40,000	40,530	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,405	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	140,000	177,186
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	100,000	105,034
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	40,000	41,400
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	10,381
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	130,306
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	78,730

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	7

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	120,000	$129,750
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.325%	1/13/23	10,000	9,802	(d)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	105,424
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	58,660

Total Oil, Gas & Consumable Fuels				6,212,352

TOTAL ENERGY				6,214,551

FINANCIALS - 9.7%
Banks - 6.9%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	270,000	206,044	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	212,676
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	123,054
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	52,002	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	200,000	220,373	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	70,000	80,716	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	220,591
Bank of Montreal, Senior Notes	1.850%	5/1/25	90,000	92,252
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	50,000	50,141
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	202,764
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	205,083	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	236,536	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	50,000	50,443
Citigroup Inc., Senior Notes	8.125%	7/15/39	200,000	328,373
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	50,000	51,019	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	130,000	138,770	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	60,000	66,423	(d)

See Notes to Schedule of Investments.

8	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	$68,473	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	150,000	166,683
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	150,000	173,861
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	247,905	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	253,467	(a)(d)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	400,000	404,022	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,774
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	203,375	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,610	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	208,406	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	90,000	92,436	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	200,000	203,264	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	90,000	97,643	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	100,000	114,546	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	110,000	137,242
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	217,098
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	224,477
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	50,000	50,106
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	80,000	81,929
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	50,000	49,974
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	203,154	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	100,000	100,726
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	40,019
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	235,612	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	100,000	101,368
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	21,627

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	9

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	$106,731
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	56,356
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	100,000	102,154	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	90,000	92,887	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.432%)	2.879%	10/30/30	220,000	226,625	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	109,027	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	450,000	577,098	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	318,678

Total Banks				8,040,613

Capital Markets - 1.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	30,573
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	265,011
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	254,065	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,464
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	80,000	86,948
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	190,000	205,848
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	54,193
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	90,000	100,963	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	310,000	387,491
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	134,320	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	50,000	50,876	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	110,000	119,432	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	57,251	(d)

See Notes to Schedule of Investments.

10	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	$202,767	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	219,678	(a)(c)(d)

Total Capital Markets				2,179,880

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.700%	11/5/21	90,000	91,550

Diversified Financial Services - 0.6%
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	200,000	228,952
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	160,401
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	252,467	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	97,833	(a)

Total Diversified Financial Services				739,653

Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	30,000	31,477
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	54,595
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	81,038
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	19,855	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	39,649	(a)

Total Insurance				226,614

TOTAL FINANCIALS				11,278,310

HEALTH CARE - 3.0%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,771
AbbVie Inc., Senior Notes	2.600%	11/21/24	300,000	316,739
AbbVie Inc., Senior Notes	3.200%	11/21/29	160,000	170,204
AbbVie Inc., Senior Notes	4.750%	3/15/45	60,000	71,594
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	87,887

Total Biotechnology				657,195

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	130,000	145,920
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	80,000	85,938

Total Health Care Equipment & Supplies				231,858

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.1%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	$44,141
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,457	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	60,000	64,938
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	20,187
Cigna Corp., Senior Notes	3.750%	7/15/23	4,000	4,278
Cigna Corp., Senior Notes	4.125%	11/15/25	30,000	33,450
Cigna Corp., Senior Notes	4.800%	8/15/38	160,000	191,232
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	10,976
CVS Health Corp., Senior Notes	2.700%	8/21/40	100,000	92,092
CVS Health Corp., Senior Notes	5.050%	3/25/48	110,000	135,040
HCA Inc., Senior Notes	5.375%	2/1/25	230,000	256,568
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	46,000
HCA Inc., Senior Notes	3.500%	9/1/30	60,000	60,508
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	11,234
Humana Inc., Senior Notes	3.950%	3/15/27	20,000	22,303
Humana Inc., Senior Notes	3.125%	8/15/29	90,000	93,877
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	10,000	9,995
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	22,542
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	50,000	52,913
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	20,000	19,681
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	41,440

Total Health Care Providers & Services				1,243,852

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,514
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	21,755
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	140,000	152,994
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	47,115
Johnson & Johnson, Senior Notes	0.550%	9/1/25	40,000	39,669
Johnson & Johnson, Senior Notes	0.950%	9/1/27	80,000	77,751
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	33,865
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	100,000	98,694
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	28,581
Pfizer Inc., Senior Notes	0.800%	5/28/25	60,000	59,560
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	50,000	50,375
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	280,000	280,700
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	100,000	99,875

See Notes to Schedule of Investments.

12	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	$89,599
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	325,125

Total Pharmaceuticals				1,426,172

TOTAL HEALTH CARE				3,559,077

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	220,000	222,793
Boeing Co., Senior Notes	4.875%	5/1/25	90,000	100,210
Boeing Co., Senior Notes	2.196%	2/4/26	140,000	139,566
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	111,398
Boeing Co., Senior Notes	5.150%	5/1/30	90,000	103,657
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	125,985
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	9,671
Boeing Co., Senior Notes	5.705%	5/1/40	70,000	85,661
Boeing Co., Senior Notes	5.805%	5/1/50	70,000	88,127
Boeing Co., Senior Notes	5.930%	5/1/60	20,000	25,662
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	50,000	55,130
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	130,000	139,456
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	170,000	167,306

Total Aerospace & Defense				1,374,622

Airlines - 1.3%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	70,000	69,999
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	20,000	20,222
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	30,647
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	59,995
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	490,000	572,954
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	370,000	426,224	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	96,066	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	76,118	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	60,000	65,775	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	70,000	79,100	(a)

Total Airlines				1,497,100

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	20,000	$20,182
Carrier Global Corp., Senior Notes	2.700%	2/15/31	25,000	24,992

Total Building Products				45,174

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	51,156
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,520
Waste Management Inc., Senior Notes	4.150%	7/15/49	50,000	57,220

Total Commercial Services & Supplies				118,896

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	51,876

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,197
3M Co., Senior Notes	3.050%	4/15/30	40,000	42,460
General Electric Co., Senior Notes	3.450%	5/1/27	10,000	10,860
General Electric Co., Senior Notes	3.625%	5/1/30	20,000	21,533
General Electric Co., Senior Notes	6.750%	3/15/32	10,000	13,394
General Electric Co., Senior Notes	6.875%	1/10/39	210,000	295,335
Honeywell International Inc., Senior Notes	1.350%	6/1/25	30,000	30,433

Total Industrial Conglomerates				424,212

Machinery - 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	20,593

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	41,085
Union Pacific Corp., Senior Notes	3.950%	9/10/28	30,000	33,612
Union Pacific Corp., Senior Notes	3.839%	3/20/60	70,000	74,396
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	51,132

Total Road & Rail				200,225

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	31,689

TOTAL INDUSTRIALS				3,764,387

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%††
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	60,616

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	100,000	107,225
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	40,000	40,707
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	30,552
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	39,624

See Notes to Schedule of Investments.

14	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - (continued)
Visa Inc., Senior Notes	2.700%	4/15/40	65,000	$63,657
Visa Inc., Senior Notes	4.300%	12/14/45	40,000	48,244

Total IT Services				330,009

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc., Senior Notes	4.700%	4/15/25	150,000	169,069
Broadcom Inc., Senior Notes	3.150%	11/15/25	70,000	74,608
Micron Technology Inc., Senior Notes	2.497%	4/24/23	50,000	51,895
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	21,004
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	41,951	(a)

Total Semiconductors & Semiconductor Equipment				358,527

Software - 0.5%
Microsoft Corp., Senior Notes	3.300%	2/6/27	210,000	231,779
Oracle Corp., Senior Notes	1.650%	3/25/26	120,000	120,948
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	132,331
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,818

Total Software				537,876

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	100,000	100,652
Apple Inc., Senior Notes	2.450%	8/4/26	80,000	84,279

Total Technology Hardware, Storage & Peripherals				184,931

TOTAL INFORMATION TECHNOLOGY				1,471,959

MATERIALS - 1.3%
Metals & Mining - 1.2%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	220,426	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	65,858
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	38,803
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	460,000	502,888
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	21,764
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	105,000	126,315
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000	162,407	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	150,000	165,310	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	32,910	(a)

Total Metals & Mining				1,336,681

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	150,000	154,316

TOTAL MATERIALS				1,490,997

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.5%
Electric Utilities - 0.5%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000	$108,745
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	20,000	19,450
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	290,000	387,791
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	70,000	70,106

TOTAL UTILITIES				586,092

TOTAL CORPORATE BONDS & NOTES (COST - $39,378,682)				40,481,622

MORTGAGE-BACKED SECURITIES - 20.0%
FHLMC - 3.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/50	360,054	387,486
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/47-7/1/50	1,227,695	1,292,773
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	580,127	637,872
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48	91,925	100,404
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-11/1/49	246,307	274,493
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	10/1/50-1/1/51	295,584	305,168
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-2/1/51	297,668	297,787
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	166,620	177,208
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/47	921,764	996,397

Total FHLMC				4,469,588

FNMA - 11.3%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,764	10,708
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,730	51,826	(d)
Federal National Mortgage Association (FNMA)	1.500%	4/1/36	1,300,000	1,305,869	(e)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-2/1/51	1,219,749	1,256,955
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-11/1/50	1,256,261	1,321,349

See Notes to Schedule of Investments.

16	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.000%	11/1/40-4/1/51	957,007	$957,772
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	48,704	58,241
Federal National Mortgage Association (FNMA)	4.000%	9/1/44-3/1/49	1,317,634	1,421,171
Federal National Mortgage Association (FNMA)	3.500%	4/1/45-8/1/50	1,020,578	1,086,367
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	1,253,074	1,382,025
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-9/1/49	491,066	550,403
Federal National Mortgage Association (FNMA)	2.000%	4/1/51	2,500,000	2,495,312	(e)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	500,000	513,086	(e)
Federal National Mortgage Association (FNMA)	3.000%	4/1/51	800,000	833,281	(e)

Total FNMA				13,244,365

GNMA - 4.9%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	69,587	73,267
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-1/20/50	812,936	863,488
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-9/20/50	1,112,060	1,178,073
Government National Mortgage Association (GNMA) II	4.500%	4/20/48-4/20/50	1,035,712	1,122,295
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	208,375	228,258
Government National Mortgage Association (GNMA) II	4.000%	3/20/49-4/20/50	829,134	889,763
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	395,831	400,136
Government National Mortgage Association (GNMA) II	2.000%	4/20/51	400,000	403,875	(e)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	500,000	515,898	(e)

Total GNMA				5,675,053

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $23,453,891)				23,389,006

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 12.5%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	0.669%	2/25/37	178,109	$148,094	(d)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.856%	11/15/30	250,000	255,484	(a)(d)
BWAY Mortgage Trust, 2015-1740 E	4.450%	1/10/35	500,000	471,107	(a)(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.156%	11/15/35	133,000	132,917	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.006%	4/15/34	300,000	291,740	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.006%	11/15/37	501,325	502,006	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.311%	6/15/50	500,000	481,014	(d)
CSAIL Commercial Mortgage Trust, 2021-C20 A3	2.805%	3/15/54	240,000	244,873
CSMC Trust, 2019-RPL9 A1	3.007%	10/27/59	231,933	233,921	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	266,202	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 A1	2.190%	7/25/29	488,551	510,466
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.836%	10/25/29	2,793,555	175,112	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	92,015	13,461
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	96,210	15,456
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	98,450	12,674
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	567,091	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	665,175	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.359%	7/25/29	237,953	244,518	(d)

See Notes to Schedule of Investments.

18	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.609%	3/25/30	980,000	$998,603	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 M2 (1 mo. USD LIBOR + 3.000%)	3.109%	6/25/50	304,817	306,361	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.509%	1/25/24	77,181	78,916	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.709%	5/25/24	149,162	146,653	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.109%	7/25/25	41,985	43,062	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	5.409%	10/25/28	158,273	166,120	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.309%	1/25/30	90,264	91,140	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.509%	5/25/30	349,001	349,887	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.659%	7/25/30	230,000	231,425	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.359%	7/25/30	289,063	289,244	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.859%	10/25/30	320,000	323,986	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.259%	10/25/30	227,270	226,309	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.209%	10/25/39	282,043	282,246	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	98,085	105,068	(d)

See Notes to Schedule of Investments.

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WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	$11,314
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	99,948	100,718	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	95,616	15,572
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	292,189	42,731
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	199,275	32,205
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.155%	10/16/48	14,483,635	133,845	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.005%	6/16/48	142,866	151,989	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	462,514	479,173
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	98,557	14,527
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	197,795	30,606
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	494,324	58,015
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	494,281	499,383	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	537,455	542,558	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.511%	8/20/70	273,478	274,357	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.856%	9/15/31	400,000	114,154	(a)(d)
GS Mortgage Securities Trust, 2017-GS8 C	4.336%	11/10/50	401,000	418,024	(d)
GS Mortgage Securities Trust, 2020-DUNE A (1 mo. USD LIBOR + 1.100%)	1.206%	12/15/36	280,000	279,892	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.629%	11/25/35	214,914	201,741	(d)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.520%)	0.629%	6/25/35	232,989	214,887	(d)

See Notes to Schedule of Investments.

20	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	1.956%	9/15/29	400,000	$397,980	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	228,442	231,046	(a)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.861%	10/8/21	120,000	120,000	(a)(d)(g)
MTRO Commercial Mortgage Trust, 2019- TECH D (1 mo. USD LIBOR + 1.800%)	1.906%	12/15/33	100,000	99,571	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	357,735	376,765	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%, 2.000% floor)	2.254%	11/11/34	243,024	236,334	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.290%)	0.689%	7/25/45	61,549	60,536	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	74,733	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000	563,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,891,117)				14,646,615

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.0%
U.S. Government Obligations - 10.0%
U.S. Treasury Bonds	1.125%	8/15/40	1,860,000	1,512,413
U.S. Treasury Bonds	3.625%	2/15/44	84,000	103,268
U.S. Treasury Bonds	2.000%	2/15/50	1,590,000	1,454,043
U.S. Treasury Bonds	1.250%	5/15/50	3,640,000	2,746,920
U.S. Treasury Bonds	1.375%	8/15/50	6,640,000	5,181,275
U.S. Treasury Bonds	1.625%	11/15/50	40,000	33,331
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,995
U.S. Treasury Notes	0.375%	4/30/25	90,000	88,871
U.S. Treasury Notes	0.250%	6/30/25	100,000	97,977
U.S. Treasury Notes	0.250%	10/31/25	40,000	38,948
U.S. Treasury Notes	1.125%	2/29/28	120,000	117,900
U.S. Treasury Notes	0.625%	5/15/30	260,000	236,600

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $14,111,770)				11,621,541

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 8.9%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		$1,593
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	145,500		48,677

Total Argentina					50,270

Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	272,000	BRL	50,813
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,833,000	BRL	713,582
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		522,533

Total Brazil					1,286,928

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		351,585

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	700,000		759,489
Indonesia Treasury Bond	7.000%	5/15/27	6,941,000,000	IDR	496,340
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	23,163

Total Indonesia					1,278,992

Italy - 1.4%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	1,380,000	EUR	1,645,595	(b)

Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		441,416	(a)

Mexico - 2.0%
Mexican Bonos, Bonds	8.000%	11/7/47	8,800,000	MXN	441,198
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,290,000	MXN	125,594
Mexican Bonos, Senior Notes	7.750%	11/13/42	17,470,000	MXN	861,841
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	870,000		917,006

Total Mexico					2,345,639

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		400,084

See Notes to Schedule of Investments.

22	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	540,000		$626,400	(a)

Russia - 1.7%
Russian Federal Bond - OFZ	6.000%	10/6/27	9,460,000	RUB	120,313
Russian Federal Bond - OFZ	6.900%	5/23/29	84,460,000	RUB	1,116,843
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	3,238
Russian Federal Bond - OFZ	7.700%	3/16/39	53,520,000	RUB	753,332

Total Russia					1,993,726

TOTAL SOVEREIGN BONDS (Cost - $10,957,785)					10,420,635

SENIOR LOANS - 7.9%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	20,000		19,946	(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.606%	1/31/28	150,000		148,551	(d)(i)(j)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	3/9/27	71,621		70,982	(d)(i)(j)

Total Diversified Telecommunication Services					239,479

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	170,000		168,470	(d)(i)(j)

Media - 0.4%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.870%	2/1/27	39,499		39,267	(d)(i)(j)
Nexstar Broadcasting Inc., Term Loan B4	2.615-2.865%	9/18/26	146,753		145,522	(d)(i)(j)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.606%	4/30/28	250,000		247,222	(d)(i)(j)

Total Media					432,011

TOTAL COMMUNICATION SERVICES					839,960

CONSUMER DISCRETIONARY - 1.5%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	89,354		88,843	(d)(i)(j)

Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.859%	11/19/26	346,667		340,167	(d)(i)(j)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.859%	1/15/27	79,400		77,977	(d)(i)(j)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.609%	7/21/25	249,375	$249,562	(d)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.868%	6/22/26	140,000	138,618	(d)(i)(j)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.859%	8/14/24	118,599	116,153	(d)(i)(j)

Total Hotels, Restaurants & Leisure				922,477

Specialty Retail - 0.6%
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	178,511	179,850	(d)(i)(j)(k)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	249,375	248,970	(d)(i)(j)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/12/28	100,000	99,833	(d)(i)(j)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.856%	7/31/26	201,518	200,290	(d)(i)(j)

Total Specialty Retail				728,943

TOTAL CONSUMER DISCRETIONARY				1,740,263

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Facility B2 (1 mo. USD LIBOR + 2.250%)	2.359%	1/29/27	49,625	48,889	(d)(i)(j)
US Foods Inc., Retired Initial Term Loan (3 mo. USD LIBOR + 1.750%)	1.865%	6/27/23	39,688	39,131	(d)(i)(j)

Total Food & Staples Retailing				88,020

Household Products - 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	170,000	169,309	(d)(i)(j)

TOTAL CONSUMER STAPLES				257,329

FINANCIALS - 1.3%
Capital Markets - 0.2%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.109%	7/3/24	208,472	205,865	(d)(i)(j)

Diversified Financial Services - 0.8%
Citadel Securities LP, 2021 Term Loan (3 mo. USD LIBOR + 2.500%)	2.615%	2/2/28	138,600	136,954	(d)(i)(j)

See Notes to Schedule of Investments.

24	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	109,450	$109,450	(d)(i)(j)
Nexus Buyer LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.861%	11/9/26	199,496	198,399	(d)(i)(j)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.859%	11/16/26	36,139	35,867	(d)(i)(j)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	307,599	306,190	(d)(i)(j)
Wynn Resorts Finance LLC, Term A Facility (1 mo. USD LIBOR + 1.750%)	1.860%	9/20/24	120,250	115,741	(d)(i)(j)

Total Diversified Financial Services				902,601

Insurance - 0.1%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.109%	11/3/23	167,617	167,067	(d)(i)(j)

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc.,
Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.861%	5/15/26	209,468	204,755	(d)(i)(j)(k)

TOTAL FINANCIALS				1,480,288

HEALTH CARE - 2.1%
Health Care Providers & Services - 1.0%
Cano Health LLC, Delayed Draw Term Loan	—	11/19/27	64,122	64,042	(h)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	89,775	89,494	(d)(i)(j)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.081%	11/15/27	148,500	146,779	(d)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.865%	11/17/25	229,255	228,538	(d)(i)(j)
Radiology Partners Inc., Replacement Term Loan B	4.357-5.295%	7/9/25	250,000	247,750	(d)(i)(j)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/13/26	110,000	109,588	(d)(i)(j)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	228,847	228,382	(d)(i)(j)

Total Health Care Providers & Services				1,114,573

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.2%
athenahealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	217,936	$218,118	(d)(i)(j)

Life Sciences Tools & Services - 0.4%
PAREXEL International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	9/27/24	330,652	326,467	(d)(i)(j)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	120,000	119,363	(d)(i)(j)

Total Life Sciences Tools & Services				445,830

Pharmaceuticals - 0.5%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	11/27/25	281,250	279,546	(d)(i)(j)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	6/2/25	207,421	206,583	(d)(i)(j)
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	157,384	155,745	(d)(i)(j)

Total Pharmaceuticals				641,874

TOTAL HEALTH CARE				2,420,395

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	210,000	209,767	(d)(i)(j)
TransDigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.359%	12/9/25	89,547	87,593	(d)(i)(j)

Total Aerospace & Defense				297,360

Airlines - 0.3%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	90,000	94,410	(d)(i)(j)
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	221,375	226,494	(d)(i)(j)

Total Airlines				320,904

Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.359%	7/10/26	227,474	226,707	(d)(i)(j)
API Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.609%	10/1/26	49,500	49,315	(d)(i)(j)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.370%	10/30/26	20,612	20,603	(d)(i)(j)

See Notes to Schedule of Investments.

26	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	146,607	$146,554	(d)(i)(j)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.358%	5/14/26	69,823	69,037	(d)(i)(j)

Total Commercial Services & Supplies				512,216

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinance Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	29,546	29,267	(d)(i)(j)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.203%	12/30/26	248,296	247,365	(d)(i)(j)

TOTAL INDUSTRIALS				1,407,112

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.2%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	9/30/24	222,881	222,818	(d)(i)(j)

Software - 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.109%	10/16/26	228,446	227,875	(d)(i)(j)

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	173,536	173,304	(d)(i)(j)

TOTAL INFORMATION TECHNOLOGY				623,997

MATERIALS - 0.3%
Construction Materials - 0.1%
Summit Materials LLC, New Term Loan B (1 mo. USD LIBOR + 2.000%)	2.109%	11/21/24	69,640	69,321	(d)(i)(j)

Containers & Packaging - 0.2%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	2/4/27	96,382	95,864	(d)(i)(j)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	2/6/23	160,000	159,450	(d)(i)(j)

Total Containers & Packaging				255,314

TOTAL MATERIALS				324,635

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.861%	12/20/24	60,000	$59,262	(d)(i)(j)

Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	9,821	9,689	(d)(i)(j)

TOTAL REAL ESTATE				68,951

TOTAL SENIOR LOANS (Cost - $9,128,633)				9,162,930

ASSET-BACKED SECURITIES - 6.6%
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.174%	7/20/31	250,000	250,945	(a)(d)
Allegany Park CLO Ltd., 2019-1A C (3 mo. USD LIBOR + 2.550%)	2.774%	1/20/33	250,000	250,738	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	298,500	306,530	(a)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.341%	10/15/30	250,000	241,500	(a)(d)
Argent Securities Inc. Pass-Through Certificates, 2004-W7 M1 (1 mo. USD LIBOR + 0.825%)	0.934%	5/25/34	59,511	59,247	(d)
Asset Backed Securities Corp. Home Equity Loan Trust, 2001-HE3 A1 (1 mo. USD LIBOR + 0.540%)	0.652%	11/15/31	393,838	388,349	(d)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.581%	1/15/33	250,000	248,898	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A B	2.960%	2/20/27	200,000	208,524	(a)
Cedar Funding VIII CLO Ltd., 2017-8A A1 (3 mo. USD LIBOR + 1.250%)	1.473%	10/17/30	250,000	250,158	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.259%	11/25/69	187,235	189,147	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.924%	1/20/30	250,000	239,463	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.924%	1/20/33	300,000	298,856	(a)(d)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	250,000	251,340	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	380,000	375,725	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	310,000	309,580	(a)

See Notes to Schedule of Investments.

28	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.524%	1/20/33	250,000	$250,473	(a)(d)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	1.932%	5/22/27	100,000	100,211	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	0.964%	7/25/34	80,137	78,515	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.024%	9/25/34	207,412	204,858	(d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	149,062	153,609	(a)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	0.709%	6/25/41	64,979	64,729	(a)(d)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	250,000	250,775	(a)(d)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.194%	11/15/32	250,000	251,500	(a)(d)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.091%	4/15/31	250,000	241,285	(a)(d)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.619%	3/25/36	270,000	263,684	(d)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	96,586	101,965	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	0.856%	11/15/35	202,911	202,199	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.106%	6/15/37	97,683	98,325	(a)(d)
SOUND POINT CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.124%	1/20/32	250,000	248,577	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.829%	7/25/35	310,000	303,851	(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	96,840	102,210	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.423%	4/16/31	250,000	233,135	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	27,792	29,114
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	2.973%	1/17/31	250,000	235,488	(a)(d)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	410,000	415,219	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $7,635,619)				7,698,722

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	470,000	815,391

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed		2.125%	2/15/41	260,000	$449,013
U.S. Treasury Bonds, Inflation Indexed		0.750%	2/15/42	50,000	66,874

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,370,884)					1,331,278

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.3%
Invesco Senior Loan ETF (Cost - $313,898)				14,600	323,098

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
90-Day Eurodollar Futures, Put @ $99.63		3/14/22	254	635,000	25,400
U.S. Treasury 5-Year Notes Futures, Call @ $124.00		4/9/21	132	132,000	6,187
U.S. Treasury 5-Year Notes Futures, Call @ $124.00		4/23/21	88	88,000	10,313
U.S. Treasury 5-Year Notes Futures, Call @ $124.25		4/23/21	88	88,000	5,500
U.S. Treasury 5-Year Notes Futures, Put @ $123.00		4/9/21	132	132,000	16,500
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		4/23/21	77	77,000	13,234
U.S. Treasury 10-Year Notes Futures, Put @ $130.50		4/23/21	46	46,000	24,437
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00		4/23/21	44	44,000	17,188

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $189,499)					118,759

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.1%
Interest rate swaption, Put @ 200.00bps	Goldman Sachs Group Inc.	9/1/21	6,950,000	6,950,000	104,282
Interest rate swaption, Put @ 255.00bps	Goldman Sachs Group Inc.	9/1/21	700,000	700,000	14,720
U.S. Dollar/Canadian Dollar, Put @ 1.26CAD	Citibank N.A.	5/7/21	1,333,330	1,333,330	14,304

See Notes to Schedule of Investments.

30	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Colombian peso, Put @ 3,500.00COP	Goldman Sachs Group Inc.	6/11/21	450,000	450,000	$3,418
U.S. Dollar/Mexican Peso, Put @ 19.91MXN	Goldman Sachs Group Inc.	4/29/21	1,000,000	1,000,000	5,199
U.S. Dollar/Mexican Peso, Put @ 20.60MXN	Morgan Stanley & Co. Inc.	5/20/21	800,000	800,000	18,829
U.S. Dollar/Russian Ruble, Put @ 72.46RUB	Goldman Sachs Group Inc.	5/11/21	400,000	400,000	1,449

TOTAL OTC PURCHASED OPTIONS (Cost - $122,719)					162,201

TOTAL PURCHASED OPTIONS (Cost - $312,218)					280,960

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $121,554,497)					119,356,407

		RATE		SHARES
SHORT-TERM INVESTMENTS - 0.7%
BNY Mellon Cash Reserve Fund (Cost - $791,015)		0.010%		791,015	791,015

TOTAL INVESTMENTS - 102.9% (Cost - $122,345,512)					120,147,422
Liabilities in Excess of Other Assets - (2.9)%					(3,377,451)

TOTAL NET ASSETS - 100.0%					$116,769,971

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	31

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2021, the Fund held TBA securities with a total cost of $6,123,770.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

See Notes to Schedule of Investments.

32	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
ETF	— Exchange-Traded Fund
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
90-Day Eurodollar Futures, Put	3/14/22	$99.38	200	500,000	$(11,250)
90-Day Eurodollar Futures, Put	3/14/22	99.75	7	17,500	(1,094)
U.S. Treasury 5-Year Notes Futures, Call	4/9/21	123.50	44	44,000	(8,938)
U.S. Treasury 5-Year Notes Futures, Call	5/21/21	124.00	88	88,000	(22,000)
U.S. Treasury 5-Year Notes Futures, Put	4/9/21	123.50	44	44,000	(13,406)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.00	8	8,000	(2,125)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	134.00	19	19,000	(891)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	135.50	96	96,000	(1,500)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.00	33	33,000	(18,047)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	134.00	19	19,000	(2,672)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	134.50	92	92,000	(10,062)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	135.50	96	96,000	(6,000)
U.S. Treasury 10-Year Notes Futures, Put	4/23/21	132.00	8	8,000	(10,625)
U.S. Treasury 10-Year Notes Futures, Put	4/23/21	132.50	35	35,000	(60,703)
U.S. Treasury 10-Year Notes Futures, Put	5/21/21	128.00	92	92,000	(24,437)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	160.00	28	28,000	(4,375)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	164.00	8	8,000	(375)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	33

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	$157.00		22	22,000	$(26,469)
U.S. Treasury Long-Term Bonds Futures, Put		4/23/21	156.00		28	28,000	(66,062)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $362,185)							$(291,031)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption, Call	Citibank N.A.	6/1/21	175.00	bps	41,000	41,000	$(149)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	167,000	167,000	(609)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	79,000	79,000	(288)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	86,000	86,000	(424)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	86,000	86,000	(424)
Interest rate swaption, Put	Citibank N.A.	6/1/21	225.00	bps	41,000	41,000	(1,084)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	167,000	167,000	(4,417)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	79,000	79,000	(2,090)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	86,000	86,000	(1,913)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	86,000	86,000	(1,913)
Interest rate swaption, Put	Goldman Sachs Group Inc.	9/1/21	250.00	bps	10,420,000	10,420,000	(49,762)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/14/21	5.40	BRL	450,000	450,000	(6,318)
U.S. Dollar/Canadian Dollar, Put	JPMorgan Chase & Co.	5/7/21	1.23	CAD	1,333,330	1,333,330	(2,861)
U.S. Dollar/Chinese Yuan , Call	JPMorgan Chase & Co.	4/29/21	6.58	CNY	1,200,000	1,200,000	(5,906)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	5/20/21	20.00	MXN	1,600,000	1,600,000	(16,146)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $73,574)							$(94,304)

TOTAL WRITTEN OPTIONS (Premiums received - $435,759)							$(385,335)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

34	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
MXN	— Mexican Peso

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	180	12/23	$44,547,366	$44,457,750	$(89,616)
Australian 10-Year Bonds	14	6/21	1,481,567	1,472,728	(8,839)
Euro-OAT	5	6/21	951,174	951,700	526
U.S. Treasury 5-Year Notes	965	6/21	120,319,209	119,079,493	(1,239,716)
U.S. Treasury Long-Term Bonds	61	6/21	9,809,949	9,430,219	(379,730)
U.S. Treasury Ultra Long- Term Bonds	47	6/21	8,864,072	8,517,281	(346,791)

					(2,064,166)

Contracts to Sell:
90-Day Eurodollar	164	12/21	40,836,206	40,891,350	(55,144)
Euro-Bund	29	6/21	5,818,630	5,837,860	(19,230)
Japanese 10-Year Bonds	1	6/21	1,367,097	1,367,964	(867)
U.S. Treasury 2-Year Notes	19	6/21	4,197,186	4,193,805	3,381
U.S. Treasury 10-Year Notes	547	6/21	72,849,401	71,622,813	1,226,588
U.S. Treasury Ultra 10-Year Bonds	23	6/21	3,419,541	3,304,813	114,728
United Kingdom 10-Year Long Gilt Bonds	23	6/21	4,092,641	4,048,828	43,813

					1,313,269

Net unrealized depreciation on open futures contracts					$(750,897)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	35

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,451,123	EUR	1,190,000	BNP Paribas SA	4/19/21	$51,957
USD	1,504,473	EUR	1,230,000	BNP Paribas SA	4/19/21	58,276
USD	310,815	RUB	22,870,000	BNP Paribas SA	4/19/21	8,750
USD	849,213	RUB	62,510,000	BNP Paribas SA	4/19/21	23,586
AUD	46,996	USD	36,346	Citibank N.A.	4/19/21	(548)
AUD	200,000	USD	158,181	Citibank N.A.	4/19/21	(5,836)
AUD	250,000	USD	195,319	Citibank N.A.	4/19/21	(4,887)
AUD	2,133,645	USD	1,665,333	Citibank N.A.	4/19/21	(40,082)
BRL	214,026	USD	39,282	Citibank N.A.	4/19/21	(1,397)
BRL	420,000	USD	79,392	Citibank N.A.	4/19/21	(5,047)
CAD	138,856	USD	108,890	Citibank N.A.	4/19/21	1,593
CAD	1,775,243	USD	1,397,620	Citibank N.A.	4/19/21	14,880
CAD	3,472,033	USD	2,740,671	Citibank N.A.	4/19/21	21,907
CAD	3,856,240	USD	3,087,816	Citibank N.A.	4/19/21	(19,537)
COP	508,148,260	USD	146,995	Citibank N.A.	4/19/21	(8,733)
EUR	95,815	USD	113,977	Citibank N.A.	4/19/21	(1,320)
EUR	185,776	USD	219,907	Citibank N.A.	4/19/21	(1,477)
EUR	230,000	USD	280,149	Citibank N.A.	4/19/21	(9,722)
EUR	230,000	USD	279,434	Citibank N.A.	4/19/21	(9,007)
EUR	333,532	USD	405,798	Citibank N.A.	4/19/21	(13,641)
JPY	5,365,650	USD	51,563	Citibank N.A.	4/19/21	(2,995)
JPY	257,433,148	USD	2,497,654	Citibank N.A.	4/19/21	(167,461)
MXN	6,748,500	USD	330,288	Citibank N.A.	4/19/21	(1,143)
MXN	18,901,768	USD	936,775	Citibank N.A.	4/19/21	(14,878)
RUB	2,282,933	USD	30,689	Citibank N.A.	4/19/21	(536)
RUB	22,550,000	USD	302,081	Citibank N.A.	4/19/21	(4,242)
RUB	53,370,000	USD	708,389	Citibank N.A.	4/19/21	(3,481)
RUB	74,990,000	USD	995,222	Citibank N.A.	4/19/21	(4,760)
USD	38,011	AUD	49,377	Citibank N.A.	4/19/21	400
USD	57,639	AUD	75,000	Citibank N.A.	4/19/21	509
USD	75,395	AUD	98,898	Citibank N.A.	4/19/21	62
USD	140,297	AUD	180,000	Citibank N.A.	4/19/21	3,186
USD	150,822	AUD	190,754	Citibank N.A.	4/19/21	5,520
USD	88,397	CAD	111,884	Citibank N.A.	4/19/21	(625)
USD	243,780	CAD	306,000	Citibank N.A.	4/19/21	306
USD	399,603	CAD	503,682	Citibank N.A.	4/19/21	(1,159)
USD	1,427,417	CAD	1,800,475	Citibank N.A.	4/19/21	(5,160)
USD	97,625	EUR	80,105	Citibank N.A.	4/19/21	3,440

See Notes to Schedule of Investments.

36	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	527,441	GBP	388,546	Citibank N.A.	4/19/21	$(8,671)
USD	49,353	JPY	5,359,364	Citibank N.A.	4/19/21	841
USD	99,098	JPY	10,780,929	Citibank N.A.	4/19/21	1,513
USD	202,334	JPY	21,269,472	Citibank N.A.	4/19/21	9,811
USD	53,341	MXN	1,112,375	Citibank N.A.	4/19/21	(913)
USD	104,919	MXN	2,171,865	Citibank N.A.	4/19/21	(1,009)
USD	82,788	RUB	6,336,605	Citibank N.A.	4/19/21	(905)
USD	227,428	RUB	16,922,091	Citibank N.A.	4/19/21	3,922
ZAR	1,298,100	USD	87,125	Citibank N.A.	4/19/21	557
BRL	210,000	USD	38,764	Goldman Sachs Group Inc.	4/19/21	(1,592)
GBP	200,000	USD	272,136	Goldman Sachs Group Inc.	4/19/21	3,822
MXN	3,500,000	USD	170,768	Goldman Sachs Group Inc.	4/19/21	(63)
RUB	24,120,782	USD	323,078	Goldman Sachs Group Inc.	4/19/21	(4,492)
RUB	25,829,033	USD	343,102	Goldman Sachs Group Inc.	4/19/21	(1,954)
RUB	34,240,000	USD	448,294	Goldman Sachs Group Inc.	4/19/21	3,945
USD	96,992	EUR	80,000	Goldman Sachs Group Inc.	4/19/21	2,930
USD	705,495	EUR	578,687	Goldman Sachs Group Inc.	4/19/21	25,092
USD	728,847	EUR	603,000	Goldman Sachs Group Inc.	4/19/21	19,858
USD	885,431	EUR	720,000	Goldman Sachs Group Inc.	4/19/21	38,876
USD	1,131,382	EUR	920,000	Goldman Sachs Group Inc.	4/19/21	49,673
USD	59,519	RUB	4,421,366	Goldman Sachs Group Inc.	4/19/21	1,122
USD	465,401	RUB	34,450,000	Goldman Sachs Group Inc.	4/19/21	10,388
USD	1,661,754	RUB	123,830,000	Goldman Sachs Group Inc.	4/19/21	26,217
IDR	8,719,400,314	USD	621,948	JPMorgan Chase & Co.	4/19/21	(22,481)
INR	10,059,711	USD	135,804	JPMorgan Chase & Co.	4/19/21	1,435
USD	25,580	IDR	370,401,173	JPMorgan Chase & Co.	4/19/21	115
USD	51,402	IDR	729,039,812	JPMorgan Chase & Co.	4/19/21	1,280
USD	151,790	RUB	11,222,160	JPMorgan Chase & Co.	4/19/21	3,569
RUB	175,560,000	USD	2,300,571	Morgan Stanley & Co. Inc.	4/19/21	18,213
USD	400,000	MXN	8,184,000	Goldman Sachs Group Inc.	5/3/21	1,462
CAD	336,533	USD	266,666	Citibank N.A.	5/10/21	1,107
USD	719,998	CAD	921,598	Citibank N.A.	5/10/21	(13,302)
USD	156,000	RUB	11,597,040	Goldman Sachs Group Inc.	5/12/21	3,273
MXN	1,310,994	USD	62,667	Morgan Stanley & Co. Inc.	5/24/21	1,019

Total						$41,356

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	37

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar
ZAR	—	South African Rand

At March 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY		NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.		1,277,000BRL	1/4/27	BRL-CDI**	7.024%**	$645	$(3,525)
JPMorgan Chase & Co.		300,000BRL	1/4/27	BRL-CDI**	7.044%**	—	(629)

Total						$645	$(4,154)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
30,500,000	MXN	4/5/21	28-Day MXN TIIE-Banxico every 28 days	7.351% every 28 days		$(18,581)	$19,090
4,161,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually		(19)	(1,070)
10,300,000		3/22/23	2.570%*	CPURNSA*		—	3,071
7,590,000		12/18/25	3-Month LIBOR quarterly	1.100% semi- annually		—	(70,701)
10,300,000		3/22/26	CPURNSA*	2.504%*		—	(13,957)
3,138,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly		(4,998)	164,531
886,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually		(2,975)	47,811

See Notes to Schedule of Investments.

38	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	4,243,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	$22,749	$12,610
	570,000	7/20/45	0.560% annually	Daily SOFR annually	—	155,926
	3,915,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	16,741	1,088,841
	721,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	3,911	148,629
	342,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	1,996	42,045
	56,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	581	2,580
	172,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(22)	7,793

Total					$19,383	$1,607,199

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	530,000	EUR	12/20/24	0.414%	1.000% quarterly	$13,794	$6,734	$7,060

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.357%	1.000% quarterly	$(15,157)	$(9,673)	$(5,484)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	39

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$967,000	6/20/25	1.000% quarterly	$17,801	$9,869	$7,932
Markit CDX.NA.IG.36 Index	6,658,000	6/20/26	1.000% quarterly	155,651	145,342	10,309
Markit CDX.NA.IG.36 Index	3,950,000	6/20/31	1.000% quarterly	16,215	7,146	9,069

Total	$11,575,000			$189,667	$162,357	$27,310

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.36 Index	$1,126,000	6/20/26	5.000% quarterly	$(100,426)	$(95,601)	$(4,825)

See Notes to Schedule of Investments.

40	Western Asset Total Return ETF 2021 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	March 31, 2021

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
CPURNSA	— U.S. CPI Urban Consumers NSA Index
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2021 Quarterly Report	41

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices

42

Notes to Schedule of Investments (unaudited) (continued)

supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the

43

Notes to Schedule of Investments (unaudited) (continued)

particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$40,481,622	—	$40,481,622
Mortgage-Backed Securities	—	23,389,006	—	23,389,006
Collateralized Mortgage Obligations	—	14,646,615	—	14,646,615
U.S. Government & Agency Obligations	—	11,621,541	—	11,621,541
Sovereign Bonds	—	10,420,635	—	10,420,635
Senior Loans:
Consumer Discretionary	—	1,560,413	$179,850	1,740,263
Financials	—	1,275,533	204,755	1,480,288
Other Senior Loans	—	5,942,379	—	5,942,379
Asset-Backed Securities	—	7,698,722	—	7,698,722
U.S. Treasury Inflation Protected Securities	—	1,331,278	—	1,331,278
Investments in Underlying Funds	$323,098	—	—	323,098
Purchased Options:
Exchange-Traded Purchased Options	118,759	—	—	118,759
OTC Purchased Options	—	162,201	—	162,201

Total Long-Term Investments	441,857	118,529,945	384,605	119,356,407

Short-Term Investments†	—	791,015	—	791,015

Total Investments	$441,857	$119,320,960	$384,605	$120,147,422

45

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,389,036	—	—	$1,389,036
Forward Foreign Currency Contracts	—	$424,412	—	424,412
Centrally Cleared Interest Rate Swaps	—	1,692,927	—	1,692,927
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	13,794	—	13,794
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	27,310	—	27,310

Total Other Financial Instruments	$1,389,036	$2,158,443	—	$3,547,479

Total	$1,830,893	$121,479,403	$384,605	$123,694,901

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$291,031	—	—	$291,031
OTC Written Options	—	$94,304	—	94,304
Futures Contracts	2,139,933	—	—	2,139,933
Forward Foreign Currency Contracts	—	383,056	—	383,056
OTC Interest Rate Swaps‡	—	3,509	—	3,509
Centrally Cleared Interest Rate Swaps	—	85,728	—	85,728
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	15,157	—	15,157
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	4,825	—	4,825

Total	$2,430,964	$586,579	—	$3,017,543

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

46